Leases - Amounts recognized in profit and loss (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Leases
Depreciation of right of use assets	$ (5,462,625)	$ (265,389)	$ (5,048,976)	$ (4,702,971)
Interest expense on lease liabilities	(2,603,820)		(2,350,250)	(2,128,162)
Aircraft and engine variable expenses	(1,686,875)	$ (81,953)	(1,845,254)	(961,657)
Total amount recognized in profit or loss	(9,753,320)		(9,244,480)	(7,792,790)
Cash outflow for leases	9,308,477		6,110,569	6,499,802
Supplemental Rent	1,131,107		$ 1,428,179	$ 680,964
Changes to lease payments that arose from concessions of lease modifications	190,811
Increase in the lease liability from exercise of extension options	1,376,005
Increase in the right-of-use assets from exercise of extension options	$ 1,376,005